Change in accounting policy and restatement of comparative figures (Tables)	12 Months Ended
Dec. 31, 2022
Restatement of Comparative Figures [Abstract]
Schedule of restatement of comparative figures
The impacts in the Consolidated Statements of Operations and Comprehensive Income (Loss), of the change in accounting policy and restatement, are summarized as follows:

	For the year ended December 31,
	2021			2021
In thousands of USD	As previously reported	Change in accounting policy	Restatements	As reclassified / restated
Cost of revenue	(67,385)	2,646	(3,065)	(67,804)
Gross profit	110,549	2,646	(3,065)	110,130
Fulfillment expense	(88,695)	(3,691)	3,065	(89,321)
General and administrative expense	(142,765)	1,045	—	(141,720)

	For the year ended December 31,
	2020			2020
In thousands of USD	As previously reported	Change in accounting policy	Restatements	As reclassified / restated
Cost of revenue	(53,397)	2,408	(532)	(51,521)
Gross profit	105,969	2,408	(532)	107,845
Fulfillment expense	(79,114)	(3,638)	532	(82,220)
General and administrative expense	(132,021)	1,230	—	(130,791)
The restatement is summarized as follows:

	For the year ended December 31,
	2021	2021	Difference
In thousands of USD	As previously reported	As restated
Trade notes and accounts receivable	20,974	18,033	(2,941)
Less: Allowance for impairment of trade notes and accounts receivable	(8,980)	(6,039)	2,941